Revenue - Summary of concentrations of credit risk percentage (Details) - Credit risk [member] - Revenue Risk Benchmark [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.	45.00%	24.00%	55.00%	30.00%
Customer B [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.				12.00%
Customer C [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.				18.00%
Customer D [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentrations of credit risk percentage.				11.00%